Business, Liquidity and Summary of Significant Accounting Policies (Other Comprehensive Income (Loss) and Accumulated Other Comprehensive Income (Loss)) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Foreign currency losses	$ 0	$ 0	$ 116,524
Accumulated foreign currency losses recognized into income		$ 203,553